BLACKROCK FOCUS GROWTH FUND, INC.

(the “Fund”)

Supplement dated August 2, 2019 to the Class K Shares Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) of the Fund, each dated July 30, 2019

The Board of Directors (the “Board”) of the Fund has approved certain changes to the Fund. In particular, the Board approved certain changes to the Fund’s investment strategies, effective August 1, 2019, and a change in the name of the Fund to “BlackRock Large Cap Focus Growth Fund, Inc.”, effective upon the closing of a reorganization with another BlackRock-advised fund that is expected to occur in the fourth quarter of 2019.

In addition, the Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.

Accordingly, effective August 1, 2019, the following changes are made to the Fund’s Class K Shares Summary Prospectus, Prospectus and SAI, as applicable:

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Focus Growth Fund, Inc. — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Focus Growth Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund is an aggressive growth fund that invests primarily in common stock of not less than 25 to not more than 45 companies that Fund management believes have strong earnings and revenue growth and capital appreciation potential (also known as “aggressive growth companies”). Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”). The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock and convertible securities, other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Growth Index, and American Depositary Receipts (“ADRs”) which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies.

The first two paragraphs of the section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”). The Russell 1000 Growth Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock and convertible securities, other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Growth Index, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company.

The Fund is an aggressive growth fund that invests primarily in common stock of not less than 25 to not more than 45 aggressive growth companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — Other Strategies” is revised as follows:

The paragraph entitled “Convertible Securities” is deleted in its entirety.

The paragraph entitled “Preferred Stock” is deleted in its entirety.

The section of the Summary Prospectus and the Prospectus entitled “Key Facts About BlackRock Focus Growth Fund, Inc. — Principal Risks of Investing in the Fund,” “Fund Overview — Key Facts About BlackRock Focus Growth Fund, Inc. — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are revised as follows:

The paragraph entitled “Non-Diversification Risk” is deleted in its entirety.

The paragraphs entitled “Small Cap Securities Risk” is moved to the section for certain other non-principal risks of investing in the Fund.

The section of the Summary Prospectus and the Prospectus entitled “Key Facts About BlackRock Focus Growth Fund, Inc. — Principal Risks of Investing in the Fund,” “Fund Overview — Key Facts About BlackRock Focus Growth Fund, Inc. — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are amended to add the following:

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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

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Focus Risk — Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers.

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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

The paragraph entitled “Convertible Securities” in the section for certain other non-principal risks of investing in the Fund is deleted in its entirety.

The paragraph entitled “Preferred Securities Risk” in the section for certain other non-principal risks of investing in the Fund is deleted in its entirety.

The last sentence of the fourth paragraph of the SAI entitled “Investment Objective and Policies” is deleted in its entirety.

The section of the SAI entitled “Investment Restrictions” is amended to add the following:

The Fund is currently classified as a diversified fund under the Investment Company Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the Investment Company Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

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Shareholders should retain this Supplement for future reference.

PR2SAI-FG-K-0819SUP

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